Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning balance	$ 163,479	$ 80,979	$ 80,979
Bad debt expense	61,599		8,333,687
Write-offs	(143,429)
Ending balance	$ 81,649		$ 163,479	$ 80,979